Warrants (Q1) (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Class of Warrant or Right [Line Items]
Proceeds from exercise of warrants	$ 10,600	$ 24,465	$ 0	$ 6,745	[1]	$ 0	$ 0
Public Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)	20,273,567	18,479,664		20,273,567
Proceeds from exercise of warrants		$ 20,600
Public Warrants | Common Class A
Class of Warrant or Right [Line Items]
Exercise of warrants (in shares)		1,793,903
Private Placement Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)	2,700,000	2,700,000		2,700,000

[1]	For discussion on the restatement adjustments, see Note 4.